Lease liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Lease liabilities	Lease liabilities

	2021	2020
Lease liabilities
Non-current	201,718	159,435
Current	45,136	36,337
	246,854	195,772

The maturity of the Group’s lease liabilities is as follows:

	2021	2020
Less than 1 year	45,136	36,337
Between 1 and 2 years	44,847	20,276
Between 2 and 3 years	38,745	30,228
Between 3 and 4 years	30,085	23,920
Between 4 and 5 years	24,072	19,951
More than 5 years	63,969	65,060
	246,854	195,772

	Agricultural "partnerships"	Others	Total
Amount at the beginning of the year	178,423	17,349	195,772
Exchange differences	(11,698)	51	(11,647)
Additions and re-measurement	93,091	15,409	108,500
Payments	(53,206)	(9,067)	(62,273)
Finance cost related to lease liabilities	15,403	1,099	16,502
Closing net book amount	222,013	24,841	246,854